Financial Instruments - Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Level 3) (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Index	Dec. 31, 2019 GBP (£) Index
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 12,564	£ 13,449
Fair value	(3,018)	(3,161)
Equity and Credit Contracts
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 51	£ 52
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 8	£ 8
Unfavourable changes	£ (8)	£ (8)
Equity and Credit Contracts | Reversionary property derivatives
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 7	£ 7
Unfavourable changes	£ (7)	£ (7)
HPI spot rate index level | Index	445	802
Equity Contracts [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ (29)	£ (26)
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 2
Unfavourable changes	£ (2)	£ (2)
Equity Contracts [Member] | Property Related Options and Forwards
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 3	£ 3
Unfavourable changes	£ (3)	£ (3)
HPI spot rate index level | Index	433	758
Bottom of range | Equity and Credit Contracts
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Bottom of range | Equity Contracts [Member] | Property Related Options and Forwards
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Top of range | Equity and Credit Contracts
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Top of range | Equity Contracts [Member] | Property Related Options and Forwards
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Weighted Average | Equity and Credit Contracts
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.57%	2.57%
Weighted Average | Equity Contracts [Member]
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.42%	2.44%
Fair Value Through P&L | Debt Securities
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 107	£ 120
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 1	£ 0
Unfavourable changes	£ (1)	£ 0
Fair Value Through P&L | Debt Securities | Reversionary property securities
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 5	£ 6
Unfavourable changes	£ (5)	£ (6)
HPI spot rate index level | Index	445	802
Fair Value Through P&L | Loans and advances to customers | Roll-up Mortgage Portfolio
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 56	£ 51
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 2
Unfavourable changes	(2)	(2)
Fair Value Through P&L | Loans and advances to customers | Other Loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 43	£ 41
Assumption description	Credit spreads	Credit spreads
Shift	0.20%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	£ 0	£ 0
Fair Value Through P&L | Bottom of range | Debt Securities
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Fair Value Through P&L | Bottom of range | Loans and advances to customers | Roll-up Mortgage Portfolio
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Fair Value Through P&L | Bottom of range | Loans and advances to customers | Other Loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.07%	0.00%
Fair Value Through P&L | Top of range | Debt Securities
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Fair Value Through P&L | Top of range | Loans and advances to customers | Roll-up Mortgage Portfolio
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Fair Value Through P&L | Top of range | Loans and advances to customers | Other Loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	1.55%	1.00%
Fair Value Through P&L | Weighted Average | Debt Securities
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.57%	2.57%
Fair Value Through P&L | Weighted Average | Loans and advances to customers | Roll-up Mortgage Portfolio
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.69%	2.69%
Fair Value Through P&L | Weighted Average | Loans and advances to customers | Other Loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.44%	0.35%
Financial assets at fair value through other comprehensive income
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 8,950	£ 9,747
Financial assets at fair value through other comprehensive income | Loans and advances to customers
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 21	£ 56
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0
Unfavourable changes	£ 0
Financial assets at fair value through other comprehensive income | Loans and advances to customers | Other Loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Favourable changes		£ 0
Unfavourable changes		£ 0
Financial assets at fair value through other comprehensive income | Bottom of range | Loans and advances to customers | Other Loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.15%	0.00%
Financial assets at fair value through other comprehensive income | Top of range | Loans and advances to customers | Other Loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.53%	1.00%
Financial assets at fair value through other comprehensive income | Weighted Average | Loans and advances to customers
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.32%	0.51%